Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
Basis of preparation

a) Basis of preparation

The Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING were prepared in accordance with the requirements and guidelines of the National Monetary Council (CMN), which require that annual Consolidated Financial Statements, in accordance with international financial reporting standards (IFRS) issued by the International Accounting Standards Board (IASB) (currently referred to by the IFRS Foundation as “IFRS accounting standards”).

ITAÚ UNIBANCO HOLDING adopted the criteria for recognition, measurement and disclosure established in the IFRS and in the interpretations of the International Financial Reporting Interpretation Committee (IFRIC).

The information in the Financial Statements and accompanying notes evidences all relevant information inherent in the financial statements, and only them, which is consistent with information used by management in its administration.

In the 3rd quarter of 2018, ITAÚ UNIBANCO HOLDING started adjusting the financial statements of its subsidiaries in Argentina to reflect the effects of hyperinflation.

New accounting standards changes and interpretations of existing standards

b) New accounting standards changes and interpretations of existing standards

I - Applicable for period ended December 31, 2024

    •   Amendments to IAS 1 – Presentation of Financial Statements:

Segregation between Current and Non-current Liabilities - clarifies when to consider contractual conditions (covenants) that may affect the unconditional right to defer the settlement of the liabilities for at least 12 months after the reporting period and includes disclosure requirements for liabilities with covenants classified as non-current. These changes are effective for fiscal years starting January 1st, 2024, with retrospective application and there are no impacts on the Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING.

II - Applicable for future periods

    •   IFRS 18 - Presentation and Disclosure in Financial Statements:

Replaces IAS 1 – Presentation of Financial Statements. IFRS 18 introduces new subtotals and three categories for income and expenses (operating, investment and financing) into the structure of the statement of income. It also requires companies to disclose explanations about the performance measures established by management related to the statement of income.

These amendments are effective for years beginning January 1st, 2027. Possible impacts are being evaluated and will be concluded by the date the standard becomes effective.

    •   IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments - Disclosures:

Published in May 2024, the amendments mainly address the following topics: date of recognition and write-off of financial instruments and significant characteristics in the assessment of the cash flows of financial instruments for classification and measurement. In addition, disclosures relating to equity instruments designated at fair value are enhanced through other comprehensive income and financial instruments linked to contingent events.

These amendments are effective for years starting on January 1st, 2026, early adoption being permitted, with retrospective application. Possible impacts are being evaluated and will be completed by the date the standard comes into force.

Accounting policies, critical estimates and material judgments

c) Accounting policies, critical estimates and material judgments

This note presents the main critical estimates and judgments used in the preparation and application of ITAÚ UNIBANCO HOLDING’s specific accounting policies. These estimates and judgments present a material risk and may have a material impact on the values of assets and liabilities due to uncertainties and the high level of subjectivity involved in the recognition and measurement of certain items. Therefore, actual results may differ from those obtained by these estimates and judgments.

Consolidation

I - Consolidation

The Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING relate to transactions carried out by its branches and subsidiaries in Brazil and abroad, including investment funds, in which ITAÚ UNIBANCO HOLDING holds either direct or indirect control. The main judgment exercised in the control assessment is the analysis of facts and circumstances that indicate whether ITAÚ UNIBANCO HOLDING is exposed or is entitled to variable returns and has the ability to affect these returns through its influence over the entity on a continuous basis.

The Consolidated Financial Statements are prepared using consistent accounting policies. Intercompany asset and liability account balances, income accounts and transaction values have been eliminated.

The following table shows the main consolidated companies, which together represent over 95% of total consolidated assets, as well as the interests of ITAÚ UNIBANCO HOLDING in their voting capital:

	Functional Currency (1)	Incorporation Country	Activity	Interest in voting capital %		Interest in total capital %
				12/31/2024	12/31/2023	12/31/2024	12/31/2023
In Brazil
Banco Itaú BBA S.A. (2)	Real	Brazil	Financial institution	-	100.00%	-	100.00%
Banco Itaú Consignado S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaucard S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Cia. Itaú de Capitalização	Real	Brazil	Premium Bonds	100.00%	100.00%	100.00%	100.00%
Dibens Leasing S.A. - Arrendamento Mercantil	Real	Brazil	Leasing	100.00%	100.00%	100.00%	100.00%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	Real	Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Hipercard Banco Múltiplo S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Corretora de Valores S.A.	Real	Brazil	Securities Broker	100.00%	100.00%	100.00%	100.00%
Itaú Seguros S.A.	Real	Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Itaú Unibanco S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Vida e Previdência S.A.	Real	Brazil	Pension plan	100.00%	100.00%	100.00%	100.00%
Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento	Real	Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Redecard Instituição de Pagamento S.A.	Real	Brazil	Acquirer	100.00%	100.00%	100.00%	100.00%
Foreign
Itaú Colombia S.A.	Colombian peso	Colombia	Financial institution	67.06%	67.06%	67.06%	67.06%
Banco Itaú (Suisse) S.A.	Swiss franc	Switzerland	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Paraguay S.A.	Guarani	Paraguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Uruguay S.A.	Uruguayan peso	Uruguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau Bank, Ltd.	Real	Cayman Islands	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA International plc	US Dollar	United Kingdom	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA USA Securities Inc.	US Dollar	United States	Securities Broker	100.00%	100.00%	100.00%	100.00%
Banco Itaú Chile	Chilean peso	Chile	Financial institution	67.42%	67.42%	67.42%	67.42%
1)	All overseas offices of ITAÚ UNIBANCO HOLDING CONSOLIDATED have the same functional currency as the parent company, except for Itaú Chile New York Branch and Itaú Unibanco S.A. Miami Branch, which use the US Dollar.
2)	Company spun-off by Itaú Unibanco Holdind S.A. and Itaú BBA Assessoria Financeira at 05/31/2024.

Business combinations

I.I - Business combinations

When accounting for business combinations, ITAÚ UNIBANCO HOLDING exercises judgments in the identification, recognition, and measurement of: price adjustments, contingent considerations, and options or obligations to buy or sell ownership interest of the acquired entity.

Non-controlling shareholders’ ownership interest is measured on the date of acquisition according to the proportional interest in Stockholders’ Equity of the acquired entity.

Capital transactions with non-controlling stockholders

I.II - Capital transactions with non-controlling stockholders

Changes in an ownership interest in a subsidiary, which do not result in a loss of control, are accounted for as capital transactions and any difference between the amount paid and the carrying amount of non-controlling stockholders is recognized directly in stockholders' equity.

Functional and presentation currency

II - Functional and presentation currency

The Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING are presented in Brazilian Reais, which is its functional and presentation currency. For each subsidiary, associate and joint venture, ITAÚ UNIBANCO HOLDING exercised judgment to determine its functional currency, considering the currency of the primary economic environment in which the entity operates.

Foreign currency operations are translated currency using the exchange rates prevailing on the dates of the transactions, and exchange gains and losses are recognized in the Consolidated Statement of Income.

For conversion of the Financial Statements of foreign entities with a functional currency other than Reais, ITAÚ UNIBANCO HOLDING uses the exchange rate on the closing date to convert assets and liabilities, and the average monthly exchange rate to convert income and expenses, except for foreign entities located in hyperinflationary economies. Exchange differences generated by this conversion are recognized in Other Comprehensive Income, net of tax effects, and reclassified, either in total or partially, to income when ITAÚ UNIBANCO HOLDING loses control of the foreign entity. When exposure to these exchange rate differences is material, ITAÚ UNIBANCO HOLDING conducts hedge of net investment in foreign operation, whose effective portion is recognized in Stockholders’ Equity.

Cash and cash equivalents

III - Cash and cash equivalents

They are defined as cash and cash equivalents, current accounts with banks and financial investments, which are promptly convertible into cash, this is, which original term is equal to or lower than 90 days and are subject to an insignificant risk of change in value, shown in the Balance Sheet under the headings Cash, Interbank Deposits and Securities purchased under agreements to resell (Collateral Held).

Financial assets and liabilities

IV - Financial assets and liabilities

Financial assets and liabilities are initially recognized at fair value on the trading date.

Financial assets are partially or fully written off, on the trading date, if:

    •   the contractual rights to the cash flows of the financial asset expire.

    •   there are no reasonable expectations of its recovery, considering historical curves of similar operations. In this case, the total or partial write-off is carried out concurrently with the use of the related allowance for expected credit loss. Subsequent recoveries of amounts previously written off are accounted for as income.

    •   ITAÚ UNIBANCO HOLDING transfers substantially the risks and benefits of the financial asset.

The main judgments exercised by ITAÚ UNIBANCO HOLDING in the write-off of financial assets are: assessment of the time when contractual rights to cash flows of financial assets expire; reasonable expectation of recovery of the financial asset, and substantial transfer of risks and benefits or control.

When the contractual cash flow of a financial asset is renegotiated or otherwise modified, but ITAÚ UNIBANCO HOLDING estimates that the modification event has not caused total write-off of the contract, the gross book value of this financial asset is recalculated by comparing the original and renegotiated cash flows, and the effects of the modification are recognized in income.

Financial liabilities are written off when extinguished, this is, when the obligation specified in the contract is released, canceled, expired, or substantially modified. ITAÚ UNIBANCO HOLDING considers that the obligation was substantially modified when the present value of cash flows under the new terms is at least 10% different from the present value of the cash flows remaining from the original obligation.

Classification of financial assets

IV.I Classification of financial assets

Financial assets are classified and subsequently measured  in the following categories:

    •   Amortized cost: used when financial assets are managed to obtain contractual cash flows, consisting solely of payments of principal and interest.

    •   Fair value through other comprehensive income: used when financial assets are held both for obtaining contractual cash flows, consisting solely of payments of principal and interest, and for sale.

    •   Fair value through profit or loss: used for financial assets that do not meet the aforementioned criteria above and the financial assets irrevocably designated in the initial recognition at fair value through profit or loss.

The category depends on the business model under which they are managed and the characteristics of their cash flows (Solely Payment of Principal and Interest Test – SPPI Test).

Financial assets designated as fair value through profit or loss: ITAÚ UNIBANCO HOLDING has financial assets designated at fair value through profit or loss to reduce an accounting mismatch.

Business models: are established according to the objectives of the business areas, considering the risks that affect the performance of the business model; how is assessed and reported to Management and how the managers of the business are compensated.

SPPI Test: is the assessment of cash flows generated by a financial instrument for the purpose of checking whether they represent solely payments of principal and interest (consideration for the time value of money, credit risk and profit margin). ITAÚ UNIBANCO HOLDING assesses mainly the following situations to determine compliance with the SPPI Test: changes in rate due to modification in credit risk; interest rates determined by regulatory bodies; leverage; embedded derivatives; and term extension clauses and exchange rate variation. If contractual terms introduce risk exposure or cash flow volatilities, the financial asset do not meet to the SPPI Test and its classified in the category at fair value through profit or loss.

Hybrid Contracts: to identify if a contract contains embedded derivatives, ITAÚ UNIBANCO HOLDING considers especially if there is any indexing to different components of interest and uncertainty regarding the link with the final indexing.

Hybrid contracts in which the main component is a financial asset are accounted for on a jointly basis, this is, the whole instrument (principal and derivative component) is measured at fair value through profit or loss.

In other cases, embedded derivatives are treated as separate financial instruments if: their characteristics and economic risks are not closely related to those of the main component; the separate instrument meets the definition of a derivative; the underlying instrument is not booked at fair value through profit or loss.

Equity instruments: the shares and quotas are classified at fair value through profit or loss, except when the financial instrument is held with a purpose other than its negotiation, situation in which ITAÚ UNIBANCO HOLDING designates it, on an irrevocable basis, at fair value through other comprehensive income.

Classification of financial liabilities

IV.II - Classification of financial liabilities

Financial liabilities are subsequently measured at amortized cost, except for:

    •   Financial liabilities at fair value through profit or loss: classification applied to financial liabilities designated, irrevocably, at fair value through profit or loss for the purpose to reduce accounting asymmetries and to derivatives.

    •   Loan commitments and financial guarantees: measured at the higher amount between (i) the provision for expected credit losses; and (ii) the balance of the fee on the service to be deferred in income, according to the contract term.

    •   Premium bonds plans: they are classified as financial liabilities at the amortized cost, although they are regulated by the body that regulates the Brazilian insurance market. Revenue from premium bonds plans is recognized during the contract period and measured according to the contractual conditions of each plan.

Subsequent measurement of financial instruments

IV.III - Subsequent measurement of financial instruments

Fair value of financial instruments: to measure fair value, assessment techniques applying information classified in three levels of hierarchy are used, prioritizing prices listed in active markets of the instruments. ITAÚ UNIBANCO HOLDING classifies this information according to the relevance of data observed in the fair value measurement process:

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is a market in which transactions for the asset or liability being measured occur often enough and with sufficient volume to provide pricing information on an ongoing basis.

Level 2: Inputs that are not observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or quoted prices vary substantially either over time or among market makers, or in which little information is released publicly; (iii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, etc.); (iv) inputs that are mainly derived from or corroborated by observable market data through correlation or by other means.

Level 3: Inputs that are not observable for the asset or liability allowing the use of internal models and techniques.

The adjustment to fair value of financial assets and liabilities is recognized in Stockholders' equity for financial assets measured at fair value through other comprehensive income or in the Consolidated Statement of Income for the other financial assets and liabilities.

To determine the gains and losses realized in the disposal of financial assets at fair value, average cost is used, which are recorded in the Consolidated Statement of Income as Interest and similar income and Income of Financial Assets and Liabilities at Fair Value through Profit or Loss.

For financial instruments measured at fair value on a recurring basis, including derivatives, that are not traded in active markets, the fair value is calculated by using valuation techniques based on assumptions, that consider market information and conditions. The estimated fair value obtained through these techniques cannot be substantiated by comparison with independent markets and, in many cases, cannot be realized on immediate settlement of the instrument.

The main assumptions considered to estimate the fair value are: historical data base, information on similar transactions, discount rate and estimate of future cash flows.

The main judgments applied in the calculation of the fair value of more complex financial instruments, or those that are not negotiated in active markets or do not have liquidity, are: determining the model used with the selection of specific inputs and, in certain cases, evaluation adjustments are applied to the model amount or price quoted for financial instruments that are not actively traded.

The application of these judgments may result in a fair value that is not indicative of the net realizable value or future fair values. However, ITAÚ UNIBANCO HOLDING believes that all the methods used are appropriate and consistent with other market participants.

The fair value of financial instruments as well as the hierarchy of fair value are detailed in Note 28.

Amortized cost: is the amount at which the financial asset or liability is measured at initial recognition, plus adjustments made under the effective interest method, less repayments of principal and interest, and any provision for expected credit loss.

Effective interest rate: ITAÚ UNIBANCO HOLDING uses the effective interest method to calculate interest income or expense for financial instruments at amortized cost, which considers costs and fees directly attributable to the contract, such as commissions paid or received by the parties to the contract, transaction costs and other premiums and discounts.

ITAÚ UNIBANCO HOLDING classifies a loan as non-performing if the payment of the principal or interest has been overdue for 60 days or more. In this case, accrual of interest is no longer recognized.

Expected credit loss: ITAÚ UNIBANCO HOLDING makes a assessment of the expected credit loss on financial assets measured at amortized cost, through other comprehensive income, loan commitments and financial guarantee contracts applying a three-stage approach to demonstrate changes in credit risk.

    •   Stage 1 – considers default events possible within 12 months. Applicable to financial assets which are not credit impaired when purchased or originated or which credit risk has decreased significantly.

    •   Stage 2 – considers all possible default events over the life of the financial instrument. Applicable to financial instruments which credit risk has increased significantly since the initial recognition or that no longer have credit recovery problems, but their credit risk has not decreased significantly.

    •   Stage 3 – applicable to financial instruments which are credit impaired, for which a probability of default (PD) of 100% is considered (problem assets).

The measurement of expected credit loss requires the application of significant assumptions and use of quantitative models. Management exercises its judgment in the assessment of the adequacy of the expected loss amounts resulting from models and, according to its experience, makes adjustments that may result from certain clients’ credit status or temporary adjustments resulting from situations or new circumstances that have not been reflected in the modeling yet.

The main assumptions considered to estimate the expected credit loss are:

    •   Determining criteria for significant increase or decrease in credit risk: ITAÚ UNIBANCO HOLDING determines triggers (indicators) of significant increase in the credit risk of a financial asset since its initial recognition on an individual or collective basis. For collective assessment purposes, financial assets are grouped based on characteristics of shared credit risk, considering the type of instrument, credit risk classifications, initial recognition date, remaining term, industry, among other significant factors. For wholesale business portfolios, the assessment is conducted on an individual basis, at the economic subgroup level.

The migration of the financial asset to an earlier stage occurs with a consistent reduction in credit risk, mainly characterized by the non-activation of credit deterioration triggers for at least 6 months.

    •   Maximum contractual period: ITAÚ UNIBANCO HOLDING estimates the useful life of assets that do not have fixed maturity date is based on the period of exposure to credit risk and contractual terms, including prepayment and rollover options.

    •   Prospective information: ITAÚ UNIBANCO HOLDING uses macroeconomic forecasts and public information with projections prepared internally to determine the impact of these estimates on the calculation of expected credit loss. The main prospective information used to determine the expected loss is related to Selic Rate, Credit Default Swap (CDS), unemployment rate, Gross Domestic Product (GDP), wages, industrial production and retail sales. Macroeconomic scenarios are reassessed annually or when market conditions so require.

    •   Macroeconomic scenarios: this information involves inherent risks, market uncertainties and other factors that may give rise to results different from those expected.

    •   Probability-weighted loss scenarios: ITAÚ UNIBANCO HOLDING uses weighted scenarios to determine credit loss expected over a suitable observation horizon adequate to classification in stages, considering the projection based on economic variables.

The main judgments exercised to calculate the expected credit loss are: selection of quantitative models to assess the expected credit loss; determination of triggers to significantly increase or decrease credit risk; identification and grouping of portfolios with similar credit risk characteristics; establishment of the maximum contractual period for assets with no determined maturity; determination of prospective information, macroeconomic scenarios and probability-weighted scenarios.

Derivatives and use of hedge accouting

IV.IV - Derivatives and use of hedge accouting

Derivatives: all derivatives are measured at fair value through profit or loss and accounted for as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Accounting Hedge: the risk management conducted with derivative and non-derivative financial instruments may give rise to accounting asymmetries due to the different methods to account for each instrument. In view of this, ITAÚ UNIBANCO HOLDING sometimes qualifies economic hedge operations as accounting hedge operations, changing the usual accounting of hedge items or hedging instruments, and, consequently, eliminating existing accounting asymmetry, in order to reflect the economic effects of hedge activity in the financial statements.

ITAÚ UNIBANCO HOLDING continues applying all the hedge accounting requirements of IAS 39, that describes three types of hedges: cash flow hedge, hedge of net investment in foreign operations and fair value hedge, which are detailed in Note 7.

At the beginning of a hedge transaction, the relationship between the hedging instruments and the hedged items, its risk management objective and strategy are documented. They can be designated as hedging instruments for accounting purposes, derivatives, financial and qualifiable financial assets and liabilities.

To maintain the accounting hedge strategies, ITAÚ UNIBANCO HOLDING assesses the effectiveness of strategies on a continuous basis. In the event the hedge becomes ineffective, the designation is revoked, or the derivative expires or is sold, the accounting hedge should be prospectively discontinued.

The main judgments exercised in the assessment of hedge strategies are: identification of qualifiable assets and liabilities; determination of the risk to be hedged; selection of quantitative models for effectiveness assessment.

    •   Cash flow hedge: the effective portion of gains or losses on hedging instrument is recognized directly in Other Comprehensive Income (hedge reserve). The ineffective portion or hedge components excluded from the assessment of effectiveness are recognized in income.

To evaluate the effectiveness of the cash flow hedge, ITAÚ UNIBANCO HOLDING uses the hypothetical derivative method.

At the time the corresponding income or expense of the hedged financial item affects income, the hedge reserve is reclassified to Income on Financial Assets and Liabilities at Fair Value through Profit or Loss. For non-financial hedged items, the hedge reserve is incorporated into the initial cost of the corresponding asset or liability.

If the accounting hedge is discontinued, the hedge reserve will be reclassified to income at the time the expected transaction occurs or is no longer expected to occur.

    •   Hedge of net investment in foreign operations: is accounted for in a manner similar to a cash flow hedge: the effective portion of hedge instrument gains or losses is recorded directly in Other Comprehensive Income (hedge reserve). The ineffective portion or hedge components excluded from the effectiveness analysis are recognized in income.

To evaluate the effectiveness of the hedge of net investments in foreign operations, ITAÚ UNIBANCO HOLDING uses the dollar offset method.

In the period the foreign operation is partially or completely disposed of, hedge is discontinued, and the hedge reserve is reclassified proportionally to income.

    •   Fair value hedge: gains or losses arising from the measurement at fair value of the covered item, which correspond to the effective portion of the hedge, are recognized in income.

If the accounting hedge is discontinued, any adjustment in the book value of the covered item should be amortized in income.

To evaluate the effectiveness of the fair value hedge, ITAÚ UNIBANCO HOLDING uses the percentage approach and dollar offset method.

Other non-financial assets

V - Other non-financial assets

Other non-financial assets are composed of Prepaid expenses, Sundry domestic, Lease right-of-use, Encrypted digital assets, Assets held for sale, among others.

Encrypted digital assets can be used as a means of exchange or value reserve and are acquired for trading. Recognition and measurement are carried at fair value and are classified in the level 1 of the fair value hierarchy, since their values reflect quoted (unadjusted) prices available in active markets. Subsequent appreciation and depreciation are recognized in income for the period.

Assets Held for Sale are registered upon their receipt in the settlement of financial assets or by the decision to sell own assets. These assets are initially accounted for at the lower of: (i) the fair value of the good less the estimated selling costs (ii) their book value.

ITAÚ UNIBANCO HOLDING exercises judgment when assessing the fair value of the asset, either upon the initial recognition or in the subsequent measurement, considering, when applicable, evaluation reports and the likelihood of definitive hindrance to sale.

Investments in associates and joint ventures

VI - Investments in associates and joint ventures

Associates are companies in which ITAÚ UNIBANCO HOLDING has a significant influence, mainly represented by participation in the Board of Directors or Executive Board, and in the processes of development of operating and financial policies, including the distribution of dividends, provided that they are not considered rights to protect minority interest.

Joint ventures are arrangements in which the parties are entitled to the net assets of the business, which is jointly controlled, this is, decisions about the business are made unanimously between the parties, regardless their percentage of interest.

Investments in associates and joint ventures include goodwill identified in the acquisition, net of any accumulated impairment loss. They are recognized at acquisition cost and are accounted for under the equity method.

Lease operations (Lessee)

VII - Lease operations (Lessee)

To conduct its commercial activities, ITAÚ UNIBANCO HOLDING is the lessee, mainly of real estate (underlying assets) in the execution of the contract; future rent payments are recognized at present value discounted by an average funding rate (incremental rate) in the heading Other liabilities and the financial expense is recognized in income. In counterparty to this financial liability, a right of use is recognized, depreciated under the straight-line method for the lease term and tested semiannually to identify possible impairment losses. In cases the underlying asset is of low value (except real estate), payments are recognized in liabilities as a counterparty to expense, when due.

To establish the lease period, ITAÚ UNIBANCO HOLDING considers the non-cancellable period of the contract, the expectation of renewal, contractual termination, and the expected vacancy period, as the case may be.

The main judgments exercised in lease operations are: determination of the discount rate that reflects the cost that would be incurred to buy the asset; establishment of low-value assets; and assessment of the expectation of contractual renewal.

Fixed assets

VIII - Fixed assets

Fixed assets are booked at their acquisition cost less accumulated depreciation, and adjusted for impairment, if applicable. Depreciation is calculated on the straight-line method using rates based on the estimated useful lives of these assets.

ITAÚ UNIBANCO HOLDING recognizes in fixed assets expenses that increase (i) productivity, (ii) efficiency or (iii) the useful life of the asset for more than one fiscal year.

The main judgements are about the definition of the residual values and useful life of assets.

Goodwill and lntangible assets

IX - Goodwill and lntangible assets

Goodwill is generated in business combinations and acquisitions of ownership interests in associates and joint ventures. It represents the future economic benefits expected from the transaction that are neither individually identified nor separately recognized, not being amortized.

Intangible assets are immaterial goods acquired or internally developed, they include the Association for the promotion and offer of financial products and services, softwares and rights for acquisition of payrolls.

Intangible assets are measured at amortized cost after initial recognition and amortized using the straight-line method over their estimated useful lives.

Impairment of non-financial assets

X - Impairment of non-financial assets

The recoverable amount of investments in associates and joint ventures, right-of-use assets, fixed assets, goodwill and intangible assets is assessed semiannually or when there is an indication of loss. The assessment is conducted individually by asset class whenever possible or by cash-generating unit (CGU).

To assess the recoverable amount, ITAÚ UNIBANCO HOLDING considers the materiality of the assets, except for goodwill, which is evaluated regardless of its amount. The main internal and external indications which can impact the recoverable amount are: business strategies established by management; obsolescence and/or disuse of software/hardware; and the macroeconomic, market and regulatory scenario.

Depending on the asset class, the recoverable amount is estimated using especially the methodologies: Discounted Cash Flow, Multiple and Dividend Flow, using a discount rate that in general reflects financial and economic variables, such as risk-free interest rate and a risk premium.

The assessment of recoverable amount reflects the Management’s best estimate for the expected future cash flows from individual assets or CGU, as the case may be.

The main judgments exercised in the assessment of recoverable amount of non-financial assets are: the choice of the most appropriate methodology, the discount rate and assumptions for cash inflows and outflows.

Insurance contracts and private pension

XI - Insurance contracts and private pension

To measure the groups of insurance contracts and private pension, ITAÚ UNIBANCO HOLDING uses the three measurement approaches below, considering the characteristics of the contracts:

    •   Standard Model (Building Block Approach - BBA): insurance contracts without direct participation feature with coverage longer than 1 year or that are onerous. The Insurance portfolio basically includes Life, Health, Credit Life and Housing, the first two of which are onerous. The Private Pension portfolio includes Traditional Plans and Death and Disability Risk Coverage Plans, the former being onerous. Insurance contracts and private pension classified as onerous are not actively sold, and the contractual conditions of the life insurance contracts in force are different and classified as profitable.

    •   Variable Fee Approach (VFA): applicable to insurance contracts with direct participation features are insurance contracts that are substantially investment-related service contracts under which an entity promises an investment return based on underlying items. ITAÚ UNIBANCO HOLDING applies this approach to the Free Benefit Generating Plan (PGBL) and Free Benefit Generating Life Plan (VGBL) private pension plans, whose contributions are remunerated at the fair value of the investment fund specially organized in which funds are invested and the insured party has the possibility of earning income after the accumulation period.

    •   Simplified Model (Premium Allocation Approach - PAA): insurance contracts and reinsurance contracts held, whose coverage periods are equal to or less than one year or when they produce results similar to those that would be obtained if the standard model were used, comprising mainly: Personal Accidents and Protected Card. As these are short-term contracts, Liability for Remaining Coverage are not discounted at present value. However, the cash flows of Liability for Incurred Claims are discounted at present value and adjusted to reflect non-financial risks, since they have payments that are made one year after a claim occurs.

The initial recognition of groups of insurance contracts and private pension is performed by the total of:

    •   Contractual service margin, which represents the unearned profit that will be recognized as it provides insurance contract service in the future.

    •   Fulfillment cash flows, composed of the present value of estimated cash inflows and outflows of funds over the period covered by the portfolio, risk adjusted for non-financial risk. The risk adjustment for non-financial risk is the compensation that the entity requires for bearing the uncertainty about the amount and timing of the cash flows that arises from non-financial risk.

The Assets and Liabilities of insurance contracts and private pension are subsequently segregated between:

    •   Asset or Liability for Remaining Coverage: represented by the fulfillment cash flows related to future services and the contractual service margin. The appropriation of the contractual service margin and losses (or reversals) in onerous contracts are recognized in the Income from Insurance Contracts and Private Pension, net of Reinsurance. In the Private Pension PGBL and VGBL portfolios, the contractual service margin is recognized according to the provision of the management service and insurance risks, and in the other portfolios, recognition is on a straight-line basis over the term of the contract.

    •   Asset or Liability for Incurred Claims: represented by the fulfillment cash flows referring to services already provided, that are, amounts pending financial settlement related to claims and other expenses incurred. Changes in the fulfillment cash flows, including those arising from an increase in the amount recognized due to claims and expenses incurred in the period, are recognized in the Income from Insurance Contracts and Private Pension, net of Reinsurance.

To estimate fulfillment cash flows and expected profitability (contractual service margin), ITAÚ UNIBANCO HOLDING uses actuarial models and assumptions, exercising judgment mainly to establish: (i) the aggregation of contracts; (ii) the period of service provided; (iii) discount rate; (iv) actuarial calculation models; (v) risk adjustment for non-financial risk models and confidence levels; (vi) the group's level of profitability; and (vii) contract coverage unit. The main assumptions used are: (i) inflow assumptions: contributions and premiums; (ii) outflow assumptions: conversion rates into income, redemptions, cancellation rate and loss ratio; (iii) discount rate; (iv) biometric tables; and (v) risk adjustment for non-financial risk.

Regarding the assessment components separation of an insurance contract, the investment component that exists in ITAÚ UNIBANCO HOLDING’s private pension contracts of is highly interrelated with the insurance component, that is, the investment component (accumulation phase) is necessary to measure the payments to be made to the insured party (benefit granting phase).

For portfolios of long-term insurance contracts and private pension, except for Private Pension PGBL and VGBL portfolios, ITAÚ UNIBANCO HOLDING opted for recognizing changes in discount rates in Other Comprehensive Income, that is, the Financial Income from Insurance Contracts and Private Pension will be segregated between Other Comprehensive Income and income for the period. In the portfolios of short-term insurance and Private Pension PGBL and VGBL, the financial income is fully recognized in income for the period.

The assumptions used in the measurement of insurance contracts and private pension are reviewed periodically and are based on best practices and analysis of the experience of ITAÚ UNIBANCO HOLDING.

The discount rate used by ITAÚ UNIBANCO HOLDING to bring the projected cash flows from insurance contracts and private pension to present value is obtained by building a Term Structure of Interest Rates with internal modeling, which represents a set of vertices that contain the expectation of an interest rate associated with the term of portfolio (or maturity). In addition to considering the characteristics of the indexing units of each portfolio (IGPM, IPCA and TR), the discount rate has a component that aims at reflecting the differences between the liquidity characteristics of the financial instruments that substantiate the rates observed in the market and the liquidity characteristics of insurance contracts (a “bottom-up” approach).

Specifically for insurance products, cash flows are projected using the method known as the run-off triangle on a quarterly basis. For private pension plans, cash flows are projected based on assumptions applicable to the product.

Risk adjustment for non-financial risk is obtained by resampling based on claims data with portfolio by grouping, using the Monte Carlo statistical method. Resampling is brought to present value using the discount rate applied to future cash flows. Based on this, percentiles proportional to the confidence level are calculated, determined in an interval between 60% and 70%, depending on the group.

Biometric tables represent the probability of death, survival or disability of an insured party. For death and survival estimates, the latest Brazilian Market Insurer Experience tables (BR-EMS) are used, adjusted by the criterion of development of longevity expectations of the G Scale, and for the estimates of entry into disability, the Álvaro Vindas table is used.

The conversion rate into income reflects the historical expectation of converting the balances accumulated by insured parties into retirement benefits, and the decision is influenced by behavioral, economic and tax factors.

Provisions, contingent assets and contingent liabilities

XII - Provisions, contingent assets and contingent liabilities

Provisions and contingent liabilities are assessed based on the Management’s best estimates considering the opinion of legal advisors. The accounting treatment of provisions and contingent liabilities depends on the likelihood of disbursing funds to settle obligations:

    •   Probable: a provision is recognized.

    •   Possible: no provision is recognized, and contingent liabilities are disclosed in the Financial Statements.

    •   Remote: no provision is recognized, and contingent liabilities are not disclosed in the Financial Statements.

Provisions and contingent liabilities are estimated in a mass or individualized basis:

    •   Mass Lawsuits: civil lawsuits and labor claims with similar characteristics, whose individual amounts are not relevant. The expected amount of the loss is estimated on a monthly basis, according to statistical model. Civil and labor provision and contingencies are adjusted to the amount of the performance guarantee deposit when it is made. For civil lawsuits, their nature, and characteristics of the court in which they are being processed (Small Claims Court or Ordinary Court) is observed. For labor claims, the estimated amount is reassessed considering the court decisions rendered.

    •   Individual Lawsuits: civil lawsuits, labor claims, tax claims and social security lawsuits with peculiar characteristics or relevant amounts. For civil lawsuits and labor claims, the expected amount of the loss is periodically estimated, as the case may be, based on the determination of the amount claimed and the particularities of the lawsuits. The likelihood of loss is assessed according to the characteristics of facts and points of law regarding that lawsuit. Tax and social security lawsuits are assessed individually and are accounted for at the amount due.

Assets pledged as guarantees of civil lawsuits, labor claims, tax claims and social security lawsuits should be conducted in court and are retained until a definitive court decision is made. Cash deposits, surety insurance, sureties and government securities are offered, and in case of unfavorable decision, the amount is paid to the counterparty. The amount of judicial deposits is updated in accordance with the regulations in force.

Civil, labor, tax, and social security provisions, guaranteed by indemnity clauses in privatization and other procedures, in which there is liquidity, are recognized upon judicial notice, simultaneously with amounts receivable, not having effect on income.

The main judgments exercised in the measurement of provisions and contingencies are: assessment of the probability of loss; aggregation of mass lawsuits; selection of the statistical model for loss assessment; and estimated provisions amount.

Information on provisions and contingencies for legal proceedings are detailed in Note 29.

Income tax and social contribution

XIII - Income tax and social contribution

The provision for income tax and social contribution is composed for current taxes, which are recovered or paid during the reporting period, and deferred taxes, represented by deferred tax assets and liabilities, arising from the differences between the tax bases of assets and liabilities and the amounts reported at the end of each period.

Deferred tax assets may arise from: temporary differences, which may be deductible in future periods, and income tax losses and social contribution tax loss on net income, which may be offset in the future.

The expected realization of deferred tax assets is estimated based on the projection of future taxable profits and other technical studies, observing the history of profitability for each subsidiary and for the consolidated taken as whole.

The main assumptions considered in the projections of future taxable income are: macroeconomic variables, exchange rates, interest rates, volume of financial operations, service fees, internal business information, among others, which may present variations in relation to actual data and amounts.

The main judgments that ITAÚ UNIBANCO HOLDING exercises in recognition of deferred tax assets and liabilities are: identification of deductible and taxable temporary differences in future periods; and evaluation of the likelihood of the existence of future taxable profit against which the deferred tax assets may be used.

ITAÚ UNIBANCO HOLDING applies the normative exception and does not recognize and disclose deferred tax assets and liabilities related to taxes on profits under Pillar II of the Organization for Economic Cooperation and Development (OECD). Currently no material impacts on current tax are expected in the jurisdictions applicable to ITAÚ UNIBANCO HOLDING.

The income tax and social contribution expense is recognized in the Statement of Income under Income Tax and Social Contribution, except when it refers to items directly recognized in Other Comprehensive Income, which will be recognized in income upon realization of the gain/loss on the instruments.

Changes in tax legislation and rates are recognized in the period in which they are enacted.

In cases where tax treatment of a tax is uncertain, ITAÚ UNIBANCO HOLDING assesses the need for recognizing a provision to cover this uncertainty.

Post-employment benefits

XIV - Post-employment benefits

ITAÚ UNIBANCO HOLDING sponsors post-employment benefit plans for employees in Defined Benefit, Defined Contribution and Variable Contribution modalities.

The present value of obligations, net of fair value of assets, is recognized in the actuarial liabilities according to the characteristics of the plan and actuarial estimates. When the fair value of the plan assets exceeds the present value of obligations, an asset is recognized, limited to the rights of ITAÚ UNIBANCO HOLDING.

Actuarial estimates are based on assumptions of the following nature: (i) demographic: mainly the mortality table; and (ii) financial: the most relevant ones are the projection of inflation and the discount rate used to determine the present value of the obligations that considers the yields of government securities and the maturity of respective obligations.

Annual remeasurements of the plans are recognized under Stockholders’ Equity, in other Comprehensive Income.

The main judgments exercised in calculating the obligation of post-employment benefit plans are: selection of the mortality table and the discount rate.

Share-based payments

XV - Share-based payments

Share-based payments are measured at the fair value, with recognition in Stockholders’ Equity during the vesting period of the instruments.

In case the manager or employee leaves before the end of the vesting period, ITAÚ UNIBANCO HOLDING exercises judgment on the departure conditions, considering the specificity of each plan.

The plans are settled with shares and are made up of variable compensation programs in shares and partner program.

Treasury shares

XVI - Treasury shares

The purchase and sale of common and preferred shares are recorded in Stockholders’ Equity under Treasury shares at average share price.

The difference between the sale price and the average price of the treasury shares is accounted for as a reduction or increase in Capital Reserves. The cancellation of treasury shares is conducted at the average price of shares and its effect is accounted for in Capital Reserves.

Capital compensation

XVII - Capital compensation

ITAÚ UNIBANCO HOLDING compensates its shareholders with dividends and Interest on Capital. Interest on capital is treated for accounting purposes as a dividend, and it is presented as a reduction of Stockholders' Equity in the Consolidated Financial Statements.

Dividends are calculated and paid on the basis of the financial statements prepared under Brazilian accounting standards.

Minimum dividend amounts ascertained based on percentages established in the bylaws are recorded as liabilities. Any other amount above the mandatory minimum dividend is accounted for as a liability when approved by of the Board of Directors.

Dividends and interest on capital are presented in Note 19.

Commissions and banking fees

XVIII - Commissions and banking fees

Commissions and Banking Fees are recognized when ITAÚ UNIBANCO HOLDING provides or offers services to customers, in an amount that reflects the consideration ITAÚ UNIBANCO HOLDING expects to collect in exchange for those services. Incremental costs, when material, are recognized in assets and appropriated in income according to the expected term of the contract.

Service revenues related to credit cards, debit, current account, economic, financial and brokerage advisory are recognized when said services are provided.

Revenue from certain services, such as fees from funds management, collection and custody, are recognized over the life of the respective agreements, as services are provided.

ITAÚ UNIBANCO HOLDING exercises judgment to identify whether the performance obligation is satisfied over the life of the contract or at the time the service is provided.